Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-3

2.84% Exchange Note

Class A-1 1.35000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.01% Asset Backed Notes

Class A-4 2.12% Asset Backed Notes

Class B 2.40% Asset Backed Notes

Class C 2.73% Asset Backed Notes

Class D 2.83% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	03/01/18
End of Period:	03/31/18
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	04/18/18
Distribution Date:	04/20/18
Transaction Month:	7

2017-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,285	08/01/2017	09/20/2017	$1,090,137,186

Total	45,285			$1,090,137,186

RECONCILIATION OF 2017-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$990,699,446

{2} Reduction in Agg. Securitization Value due to payments				{2}	10,509,113
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,496,266
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	11,036,151
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	23,041,530

{7} End of period Aggregate Securitization Value					{7}	$967,657,916

{8} Pool Factor					{8}	88.764784%

RECONCILIATION OF 2017-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,053,000,000

{10} Beginning of period Exchange Note Balance					{10}	$953,562,260

{11} Exchange Note Principal Payment Amount					{11}	23,041,530

{12} End of period Exchange Note Balance					{12}	$930,520,730

{13} Note Pool Factor					{13}	88.368540%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$134,000,000	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{15} Beginning of period Note Balance	{15}	$7,309,698	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{16} Noteholders’ Principal Distributable Amount	{16}	7,309,698	8,989,618	6,742,214	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$191,010,382	$143,257,786	$310,000,000	$84,700,000

{21} Note Pool Factor	{21}	0.000000%	95.505191%	95.505191%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$47,420,000	$44,100,000	$29,980,000		$1,000,200,000

{23} Beginning of period Note Balance	{23}	$47,420,000	$44,100,000	$29,980,000		$873,509,698

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		23,041,530
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$47,420,000	$44,100,000	$29,980,000		$850,468,168

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		85.029811%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$990,699,446

{31} Ending Designated Pool Balance	{31}	967,657,916
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	967,657,916

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$23,041,530

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$953,562,260	$0	2.84%	30	30/360	$2,256,765

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2017-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$16,054,533
{37} Net Liquidation Proceeds collected during period	{37}	10,243,686
{38} Investment Earnings	{38}	30,891
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(30,891)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	26,298,219

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	825,583
{43} To the 2017-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,256,765
{44} To the 2017-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	23,041,530
{45} To the 2017-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the 2017-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	174,341

{47} Total Distributions:	{47}	$26,298,219

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$990,699,446
{49} Ending Agg. Securitization Value	{49}	967,657,916
{50} Principal Distributable Amount {48} - {49}	{50}	23,041,530

{51} Noteholders’ Principal Carryover Amount	{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount	{52}	23,041,530

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance	{53}	23,041,530

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}	{54}	$23,041,530

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$7,309,698	$0	1.35%	31	Actual/360	$8,498
{56}	Class A-2A	$200,000,000	0	1.72%	30	30/360	286,667
{57}	Class A-2B	$150,000,000	0	2.06207%	31	Actual/360	266,351
{58}	Class A-3	$310,000,000	0	2.01%	30	30/360	519,250
{59}	Class A-4	$84,700,000	0	2.12%	30	30/360	149,637
{60}	Class B	$47,420,000	0	2.40%	30	30/360	94,840
{61}	Class C	$44,100,000	0	2.73%	30	30/360	100,328
{62}	Class D	$29,980,000	0	2.83%	30	30/360	70,703

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2017-3 Exchange Note Collections	{63}	$25,472,636
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	30,891
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	6,474
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Available Funds:	{69}	25,510,001

{70} Reserve Account Withdrawal Amount	{70}	0

{71} Total Distributable Funds:	{71}	25,510,001

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	8,498
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	286,667
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	266,351
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	519,250
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	149,637
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	94,840
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	100,328
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	70,703
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	23,041,530
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	971,572

{96} Total Distributions:	{96}	$25,510,001

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds			Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account			(I) or (II)
{97}	Class A	$752,009,698	$967,657,916	$0	$		24,278,973	$0
{98}	Class B	799,429,698	967,657,916	0			24,184,133	0
{99}	Class C	843,529,698	967,657,916	0			24,083,805	0
{100}	Class D	873,509,698	967,657,916	0			24,013,102	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101} Excess Total Available Funds								{101}	$971,572

{102} Beginning Note Balance						{102}	873,509,698
{103} Principal payments through Indenture Section 8.3 (i) through (xv)						{103}	23,041,530
{104} Pro-Forma Note Balance							{104}	850,468,168

{105} Ending Aggregate Securitization Value						{105}	967,657,916
{106} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($117,189,748)						{106}	117,189,748
{107} Required Pro Forma Note Balance {105} - {106}							{107}	850,468,168

{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}								{108}	0

{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance									{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{110} Ending Aggregate Securitization Value								{110}	$967,657,916
{111} End of Period Note Balance								{111}	930,520,730
{112} Overcollateralization								{112}	37,137,186
{113} Overcollateralization %									{113}	3.84%

Asset Backed Notes:
{114} Ending Aggregate Securitization Value								{114}	967,657,916
{115} End of Period Note Balance								{115}	850,468,168
{116} Overcollateralization								{116}	117,189,748
{117} Overcollateralization %									{117}	12.11%

RECONCILIATION OF 2017-3 CASH RESERVE ACCOUNT
{118} Specified Reserve Balance									{118}	$5,450,686

{119} Beginning of Period Reserve Account balance									{119}	$5,450,686
{120} Investment Earnings								{120}	6,474
{121} From the Indenture Collection Account, the Reserve Account Required Amount								{121}	0
{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount								{122}	0
{123} Total Reserve balance available:									{123}	5,457,160

{124} Specified Reserve Balance									{124}	5,450,686

{125} Release Excess Cash to Indenture Collection Available Funds									{125}	6,474

{126} End of period Reserve Account balance									{126}	$5,450,686

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

									Dollars	Percentage
{127} Receivables with Scheduled Payment delinquent 61 days or more								{127}	$1,980,011	0.20%

{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)								{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	April 17, 2018

GM Financial

GMALT 2017-3

Supplemental Monthly Data

March 31, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$990,699,446	$772,973,774
Change	(23,041,530)	(11,288,100)

End of Period	$967,657,916	$761,685,674
Residual Value as % of Agg. Securitization Value		78.71%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	42,915	958,420,324	99.05%
31 - 60 days	298	7,257,581	0.75%
61 - 90 days	63	1,530,023	0.16%
91 - 120 days	19	449,988	0.05%

Total	43,295	967,657,916	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	248	5,861,270	584	15,724,266
Standard terminations	17	320,409	83	1,590,990

Total retained by lessee	265	6,181,679	667	17,315,256
Returned Vehicles
Early terminations	167	2,931,826	616	10,731,668
Standard terminations	124	1,922,646	285	4,416,958

Total returned to dealer	291	4,854,472	901	15,148,626
Charged off leases / Repossessed vehicles	72	1,496,266	421	9,510,758
Repurchases	0	0	1	31,196
Other	0	0	0	0

Total terminations	628	12,532,417	1,990	42,005,836

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,496,266	9,510,758
less: Sales proceeds	1,279,325	7,568,202
less: Excess wear and excess mileage received	0	0
less: Other amounts received	58,651	300,044

Net Credit (Gain) Loss	158,290	1,642,512

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	4,825,216	15,027,099
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	5,011,563	15,504,815
less: Excess wear and excess mileage received	7,460	11,427
less: Other recovery amounts	24,292	112,356

Residual (Gain) Loss	(218,099)	(601,499)

	Current Period	Prev. Month
Prepay Speed	0.9532%	0.1724%

Return Rate based on Scheduled to Terminate(2)	215.5556%	87.1134%

Return Rate based on Terminated Leases(3)	46.3376%	69.8347%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.